SIGNIFICANT ACCOUNTING POLICIES - Self Insurance (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Self insurance
Self insurance reserve towards deductible for general liability	$ 1,000
Self insurance reserve towards deductible for workers compensation and employers liability	1,000
Self insurance reserve towards deductible for vehicle liability	1,000
Excess loss policy limit	50,000
Self insured group medical claim plan deductible	$ 250
Employee benefit plans
Matching contribution as a percentage of employee contributions	100.00%
Matching contribution as a percentage of employee compensation	4.00%
Company 401k contribution		$ 1,900
Earnings Per Share, Pro Forma [Abstract]
Unaudited pro forma earnings per share	$ (4.62)
Recent accounting pronouncements
Debt issuance costs	$ 2,900
Class A-1 common stock
Earnings Per Share, Pro Forma [Abstract]
Unaudited pro forma earnings per share	$ (4.62)
Basic pro forma net loss per share	(0.05)
Diluted pro forma net loss per share	(0.05)
Class A common stock
Earnings Per Share, Pro Forma [Abstract]
Unaudited pro forma earnings per share	$ (4.62)
Weighted average basic shares outstanding, pro forma	8,700,000
Basic pro forma net loss per share	$ (0.05)
Diluted pro forma net loss per share	$ (0.05)